Risk Management Overview	12 Months Ended
Jun. 30, 2024
Risk Management Overview [Abstract]
RISK MANAGEMENT OVERVIEW

23. RISK MANAGEMENT OVERVIEW

The overall financial risk management objective of the Group is to optimise its shareholders value and not to engage in speculative transactions.

The Group is exposed mainly to market risk (which comprises interest rate risk), credit risk and liquidity and cash flow risk arising from their business activities.

(a)	Market risk: Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of the financial instruments of the Group and of the Company will fluctuate because of changes in market interest rates. The exposure to market risk of the Group for changes in interest rates relates primarily to the deposits placed with licensed banks of the Group.

Sensitivity analysis for interest rate risk

The Group is not exposed to interest rate risk as the interest-bearing financial instruments carry fixed interest rates. As such, sensitivity analysis is not disclosed.

(b)	Credit risk

Exposure to credit risk arises mainly from sales made on credit terms. The Group controls the credit risk on sales by ensuring that its customers have sound financial position and credit history. The Group also seeks to invest cash assets safely and profitably with approved financial institutions in line with the policy of the Group.

Exposure to credit risk

At the end of each reporting period, the maximum exposure to credit risk of the Group and of the Company is represented by the carrying amount of each class of financial assets recognised in the statements of financial position. Information regarding credit enhancement for trade and other receivables is disclosed in Notes 5 and 6 respectively.

(a)	Credit risk concentration profile

The credit risk concentration profile has been disclosed in Note 5.

(b)	Liquidity and cash flow risk

Liquidity and cash flow risks are the risks that the Group and the Company will not be able to meet their financial obligation when they are fall due. The exposure of the Group and of the Company to liquidity risk are principally from their payable and lease liabilities.

The Group actively manages its debt maturity profile, operating cash flows and the availability of funding so as to ensure that all operating, investing and financing needs are met. In executing its liquidity risk management strategy, the Group measures and forecasts its cash commitments and maintains a level of cash and cash equivalents deemed adequate to finance the activities of the Group.

The analysis of financial instruments by remaining contractual maturities has been disclosed in Notes 11 and 12 to the consolidated financial statements respectively.